SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

● Basis of presentation and principles of consolidation

These accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently applied. The consolidated financial statements include the accounts of the Company, its subsidiaries, and the VIE. All intercompany balances and transactions between the Company, its subsidiaries and the VIE are eliminated upon consolidation.

● Consolidation of Variable Interest Entity

A VIE is an entity that either has a total equity investment that is insufficient to finance its activities without additional subordinated financial support, or whose equity investments lack the characteristics of a controlling financial interest, such as through voting rights, and the right to receive the expected residual returns of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary of, and must consolidate, the VIE.

Guo Gang Tong Trade (Shenzhen) Co., Ltd is deemed to have a controlling financial interest in and be the primary beneficiary of Wunong Shenzhen because it has both of the following characteristics:

(1)	The power to direct activities at Wunong Shenzhen that most significantly impact such entity’s economic performance, and
(2)	The right to receive benefits from Wunong Shenzhen that could potentially be significant to such entity.

Pursuant to the contractual arrangements with Wunong Shenzhen, Wunong Shenzhen pays service fees equal to all of its net profit after tax payments to WFOE. Such contractual arrangements are designed so that Wunong Shenzhen operates for the benefit of Guo Gang Tong Trade (Shenzhen) Co. Ltd and ultimately, the Company.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

● Consolidation of Variable Interest Entity (continued)

Accordingly, the accounts of the Wunong Shenzhen and its subsidiaries are consolidated in our financial statements pursuant to ASC 810-10, Consolidation. In addition, their financial positions and results of operations are included in our financial statements. The carrying amount of this VIE’s assets and liabilities are as follows:

	December 31,	December 31,
	2021	2020
Current assets	$1,784,689	$9,866,646
Property and equipment	279,518	300,966
Right of Use Lease Assets, net	19,833	751,422
Other non-current assets	-	43,843
Total assets	$2,084,040	$10,962,877
Total current liabilities	3,680,183	12,692,726
Total non-current liabilities	1,254,807	1,394,207

	For the years ended
	December 31,
	2021	2020	2019
Revenue	$12,258,451	$22,125,320	$7,682,583
Cost of revenue	9,418,606	17,967,593	5,778,167
Operating expenses	3,923,748	6,141,443	3,389,681
Net loss	(1,099,792)	(1,964,458)	(1,469,598)

	For the years ended
	December 31,
	2021	2020	2019
Net cash provided by (used in) operating activities	$(8,500,703)	$5,236,832	$(409,069)
Net cash provided by (used in) investing activities	(81,197)	44,715	(152,944)
Net cash provided by financing activities	1,826,612	809,078	1,004,934
Effect of changes of foreign exchange rate on cash	155,891	391,045	4,014
Net increase (decrease) in cash and cash equivalents	$(6,599,397)	$6,481,670	$446,935

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

● Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Management makes these estimates using the best information available at the time the estimates are made; however actual results could differ from those estimates. Significant items subject to such estimates and assumptions include, but are not limited to, valuation of inventory, and recoverability of carrying amount and the estimated useful lives of fixed assets, and implicit interest rate of operating leases.

● Cash

Cash consist of cash on hand, cash in bank with no restrictions, as well as highly liquid investments which are unrestricted as to withdrawal or use, and which have remaining maturities of three months or less when initially purchased.

● Accounts receivable

Accounts receivable mainly represent amounts due from clients and are recorded net of allowance for doubtful accounts.

The Company mitigates the associated risks by performing credit checks and actively pursuing past due accounts. An allowance for doubtful accounts is established and recorded based on management’s assessment of historical bad debts, creditworthiness and financial conditions of the clients, current economic trends and changes in client payment patterns. Past due accounts are generally written off against the allowance for bad debts only after all collection attempts have been exhausted and the potential for recovery is considered remote. The allowance was nil as of December 31, 2021, 2020 and 2019, respectively.

● Inventories, net

The Company values its inventories at the lower of cost or net realizable value. The cost of inventories is calculated using the first in first out basis.

Where there is evidence that the utility of inventories, in their disposal in the ordinary course of business, will be less than cost, whether due to physical deterioration, obsolescence, changes in price levels, or other causes, the inventories are written down to net realizable value. Net realizable value is the estimated selling price in the normal course of business less any costs to complete and sell products. Any idle facility costs or excessive spoilage are recorded as current period charges. There was no inventory impairment for the years ended December 31, 2021, 2020 and 2019.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

● Advances to suppliers

Advances to suppliers represent prepayments made to certain suppliers of Clean Food. To ensure continuous high-quality supplies and favorable purchase prices of Clean Food, the Company is required from time to time to make cash advances when placing its purchase orders. The Company reviews its advances to suppliers on a periodic basis and makes general and specific allowances when there is doubt as to the ability of a supplier to provide supplies to the Company or refund the advance. As of December 31, 2021, 2020 and 2019, the allowances was $144,520, nil and nil respectively.

● Plant and Equipment

Plant and equipment are stated at cost less accumulated depreciation. The cost of an asset comprises its purchase price and any directly attributable costs of bringing the asset to its present working condition and location for its intended use. Depreciation is computed using the straight-line method over estimated useful lives listed below:

Estimated Useful Life
Computers and accessories	3 years
Software	2 years
Office Equipment	5 years
Leasehold improvement	5 years

When computers and accessories, software, and office equipment are retired or otherwise disposed of, resulting gain or loss is included in net income or loss in the year of disposition for the difference between the net book value and proceeds received thereon. Maintenance and repairs which do not improve or extend the expected useful lives of the assets are charged to expenses as incurred.

Leasehold improvements are amortized using the straight-line method over the remaining lease term.

Depreciation for equipment commences once it is placed in service and amortization of leasehold improvements commences once they are ready for our intended use.

Construction in progress is related to office renovation that has not yet been completed for our intended use. Capitalization of the cost of renovation ceases and the construction in progress is transferred to leasehold improvement when substantially all the renovations are completed. Construction in progress is not depreciated until they are ready for our intended use.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

● Leased property under operating leases

The Company early adopted ASU 2016-02, “Leases” on January 1st, 2017 and used modified retrospective method that requires application at the beginning of the earliest comparative year presented. The most significant impact upon adoption relates to the recognition of new Right-of-use (“ROU”) assets and lease liabilities on the Company’s balance sheet for office space leases. Upon adoption, the Company recognized additional lease liabilities of $22,192 with corresponding ROU assets of the same amount based on the present value of the remaining rental payments under current leasing standards for existing leases. The remaining balance of lease liabilities are presented within current portion of finance lease liabilities and the non-current portion of lease liabilities on the Consolidated Balance Sheet.

● Impairment of long-lived assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition below are the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. There were no indicators of impairments of these assets as of December 31, 2021 and 2020.

● Revenue recognition

On January 1, 2017, the Company adopted Accounting Standards Update (“ASU”) 2014-09 Revenue from Contracts with Customers (FASB ASC Topic 606) using the modified retrospective approach. The results of applying Topic 606 using the modified retrospective approach were insignificant and did not have a material impact on the Company’s consolidated financial condition, results of operations, cash flows, business process, controls or systems.

The core principle underlying the revenue recognition ASU is that the Company will recognize revenue to represent the transfer of goods to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange. This will require the Company to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when control of goods and services transfers to a customer. All of the Company’s contracts have one single performance obligation as the promise to transfer the individual goods is not separately identifiable from other promises in the contracts and is, therefore, not distinct. The initial payments received from pre-ordering are recorded in the advance from customers on the balance sheets and will not be recognized as revenue until transfer of goods. Shipping and handling are activities to fulfill the Company’s promise to transfer goods to customers, which are included in the sale price of the goods.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

● Revenue recognition (continued)

Revenue is recognized or realizable and earned when all five of the following criteria are met: (1) Identify the Contract with a Customer, (2) Identify the Performance Obligations in the Contract, (3) Determine the Transaction Price, (4) Allocate the Transaction Price to the Performance Obligations in the Contract, and (5) Recognize Revenue When (or As) the Entity Satisfies a Performance Obligation. The Company recognizes revenue based upon gross sales minus sales returns and sales incentives that the Company offers to its customers, such as discounts. Revenue is reported net of all value added taxes. The Company generally does not permit customers to return products and historically, customer returns have been immaterial.

Revenue expected to be recognized in any future periods related to remaining performance obligations is recorded in advances from customers. As of December 31, 2021 and December 31, 2020, the balance of advances from customers was $1,153,717 and $5,330,491, respectively.

The following table sets forth the breakdown of our net revenue for the years ended December 31, 2021, 2020 and 2019.

	For the years ended December 31
	2021		2020		2019
	Net	% of total	Net	% of total	Net	% of total
Product category	revenue	revenue	revenue	revenue	revenue	Revenue
Grains, oil, and spices	$3,103,217	25.3%	$8,642,315	39.1%	$3,811,172	49.6%
Beverages, alcohol and tea	$1,808,015	14.7%	$2,295,324	10.4%	$1,060,858	13.8%
Other food	$1,070,054	8.7%	$1,166,115	5.2%	$687,426	9.0%
Meat, poultry and eggs	$5,355,829	43.7%	$7,227,876	32.7%	$876,249	11.4%
Fresh fruits and vegetables	$597,828	4.9%	$1,397,838	6.3%	$539,052	7.0%
Groceries	$169,501	1.4%	$1,264,330	5.8%	$462,003	6.0%
Dried seafood	$41,088	0.3%	$102,932	0.5%	$229,746	3.0%
Restaurant Services	$112,919	1.0%	$28,590	0.1%	$16,077	0.2%
Total	$12,258,451	100%	$22,125,320	100%	$7,682,583	100%

On January 1, 2017, the Company also adopted ASU 2016-08 Principle versus Agent Considerations (Reporting Revenue Gross versus Net), which amended the principal-versus-agent implementation guidance and illustrations in ASU 2014-09 to clarify how the principal-versus-agent indicators should be evaluated to support an entity’s conclusion that it controls a specified good or service before it is transferred to a customer. Under the new revenue standards, when a third party is involved in providing goods or services to a customer, the entity must determine whether its performance obligation is to provide the good or service itself (i.e., the entity is a principal) or to arrange for another party to provide the good or service (i.e., the entity is an agent). An entity makes this determination by evaluating the nature of its promise to the customer. An entity is a principal (and, therefore, records revenue on a gross basis) if it controls the promised good or service before transferring it to the customer. An entity is an agent (and records as revenue the net amount it retains as a commission) if its only role is to arrange for another entity to provide the goods or services.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

● Revenue recognition (continued)

Sales on website

The Company operates an online platform to sell Clean Food to retail customers and recognizes revenue on a gross basis. The Company is a principal because it controls the promised good or service before transferring it to a customer. This control is determined by the following indicators 1) The Company is the primary obligor in the sales transaction and responsible for providing products and service. 2) The Company bears the inventory risk. The Company will first indemnify customers for product damages and then request reimbursements from suppliers if the suppliers are determined to be responsible for the damages. 3) The Company selects suppliers and runs the entire sales process. 4) The Company sets the product price and has control over the entire transaction.

Sales offline

In the second half of 2020, the Company started the offline sales which mainly focused on the non-retail customers. For the offline sales, the customers order goods from the Company according to their own needs, then the company will order the corresponding products from the suppliers. The Company’s offline sales have the following categories: grains, fruits, vegetables and meat. Revenue is confirmed upon receipt of the goods. Payment will be made by the customer after the invoice is issued. The Company is a principal because it controls the promised goods or services before transferring them to a customer. This control is determined by the following indicators 1) The Company is the primary obligor in the sales transaction and responsible for providing products and services. 2) The Company bears the inventory risk. The Company will first indemnify customers for product damage and then request reimbursement from suppliers if the suppliers are determined to be responsible for the damage. 3) The Company selects suppliers and runs the entire sales process. 4) The Company sets the product price and has control over the entire transaction.

The Company applied a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. The Company has no material incremental costs of obtaining contracts with customers that the Company expects the benefit of those costs to be longer than one year which need to be recognized as assets.

● Cost of revenues

The shipping and handling costs as well as the cost of purchased Clean Food products listed for sale on the Company’s platform are included as part of cost of goods sold. The Company expenses shipping and handling costs in conjunction with sale of its products as incurred.

● Sales and marketing expense

Advertising, sales and marketing costs consist primarily of costs for the promotion of business brand and product marketing. The Company expensed all marketing and advertising costs as incurred.

● Research and development expense

Research and development expenditures include salaries, wages and other costs of personnel engaged in research and development. Costs of services performed by others for research and development on the Company’s behalf are expensed when incurred. The Company’s research and development expense primarily includes software development and testing.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

● Income taxes

The Company is subject to the income tax laws of the PRC. No taxable income was generated outside the PRC for the years ended December 31, 2021, 2020 and 2019. The Company accounts for income taxes in accordance with ASC740, “Income Taxes”. The provision for income taxes is determined using the asset and liability approach of accounting for income taxes. Under this approach, the provision for income taxes represents income taxes paid or payable (or received or receivable) for the current year plus the change in deferred taxes during the year. Deferred taxes represent the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid, and result from differences between the financial and tax bases of the Company’s assets and liabilities and are adjusted for changes in tax rates and tax laws when enacted.

Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized. In evaluating the need for a valuation allowance, management considers all potential sources of taxable income, including income available in carryback periods, future reversals of taxable temporary differences, projections of taxable income, and income from tax planning strategies, as well as all available positive and negative evidence. Positive evidence includes factors such as a history of profitable operations, projections of future profitability within the carryforward period, including from tax planning strategies, and the Company’s experience with similar operations. Existing favorable contracts and the ability to sell products into established markets are additional positive evidence. Negative evidence includes items such as cumulative losses, projections of future losses, or carryforward periods that are not long enough to allow for the utilization of a deferred tax asset based on existing projections of income. Deferred tax assets for which no valuation allowance is recorded may not be realized upon changes in facts and circumstances, resulting in a future charge to establish a valuation allowance.

Tax benefits related to uncertain tax positions taken or expected to be taken on a tax return are recorded when such benefits meet a more likely than not threshold. Otherwise, these tax benefits are recorded when a tax position has been effectively settled, which means that the statute of limitation has expired or the appropriate taxing authority has completed their examination even though the statute of limitations remains open. Interest and penalties related to uncertain tax positions are recognized as part of the provision for income taxes and are accrued beginning in the period that such interest and penalties would be applicable under relevant tax law until such time that the related tax benefits are recognized. There were no material uncertain tax positions as of December 31, 2021 and 2020. All tax returns since the Company’s inception are subject to examination by tax authorities.

● Value added taxes (“VAT”)

Sales represents the invoiced value of goods, net of VAT. The VAT is based on gross sales price and VAT rates, depending on the type of products sold. The VAT may be offset by VAT paid by the Company on inventory acquired. The Company recorded a VAT payable net of payments in the accompanying financial statements. All of the VAT returns of the Company have been and remain subject to examination by the tax authorities for five years from the date of filing.

Before April 30, 2019, the Company’s product sales revenues were subject to VAT at a reduced rate of 3% and subject to surcharges at a reduced surcharge rate of 6% of the VAT payable since the company is qualified as a small-scale enterprise. Starting from May 1, 2019, the Company is no longer qualified as a small-scale enterprise. The Company’s grains, oil, and spices products are subject to 9% VAT and the other products are subject to 13% VAT. All the Company’s products are subject to tax surcharges at 12% of the VAT payable.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

● Foreign currency transactions and translations

An entity’s functional currency is the currency of the primary economic environment in which it operates, normally that is the currency of the environment in which the entity primarily generates and expends cash. Management’s judgment is essential to determine the functional currency by assessing various indicators, such as cash flows, sales price and market, expenses, financing and inter-company transactions and arrangements. The functional currency of the Company is the Renminbi (“RMB’), and PRC is the primary economic environment in which the Company operates. The reporting currency of these combined financial statements is the United States dollar (“US Dollars” or “$”).

For financial reporting purposes, the financial statements of the Company, which are prepared using the RMB, are translated into the Company’s reporting currency, the United States Dollar. Assets and liabilities are translated using the exchange rate at each balance sheet date. Revenue and expenses are translated using average rates prevailing during each reporting period, and shareholders’ equity is translated at historical exchange rates when capital transaction occurred. Adjustments resulting from the translation are recorded as a separate component of accumulated other comprehensive income (loss) in stockholders’equity. Cash flows from the Company’s operations are calculated based upon the local currencies using the average translation rate. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transactions. The resulting exchange differences are included in the determination of net loss of the consolidated financial statements for the respective periods.

The exchange rates used for foreign currency translation were as follows (US Dollars $1 = RMB):

	Year End	Average
12/31/2021	6.3757	6.4508
12/31/2020	6.5250	6.9042
12/31/2019	6.9680	6.9088

No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation.

● Comprehensive loss

Comprehensive loss is defined as the change in equity of the Company during a period from transactions and other events and circumstances excluding those resulting from investments by and distributions to shareholders. Accumulated other comprehensive income (loss), as presented on the accompanying consolidated balance sheets, only consists of cumulative foreign currency translation adjustment.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

● Fair value of financial instruments

The Company also follows the guidance of the ASC Topic 820-10, “Fair Value Measurements and Disclosures” (“ASC 820-10”), with respect to financial assets and liabilities that are measured at fair value. ASC 820-10 establishes a three-tier fair value hierarchy that prioritizes the inputs used in measuring fair value as follows:

●	Level 1: Inputs are based upon unadjusted quoted prices for identical instruments traded in active markets;

●	Level 2: Inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques (e.g. Black-Scholes Option-Pricing model) for which all significant inputs are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

●	Level 3: Inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.

The carrying amounts reported in the balance sheets for cash, accounts receivable, loan receivable, advances to suppliers, other current assets, accounts payable, advance from customers, tax payable, other payables and accrued liabilities approximate their fair value based on the short-term maturity of these instruments.

● Concentration risk

A majority of the Company’s transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance. Under PRC regulations, each bank account is insured by People’s bank of China with the maximum amount of RMB 500,000 (approximately US$78,423). The cash balance held in the PRC bank accounts and other third party payment platform was $26,634,332 and $7,027,964 as of December 31, 2021 and 2020, respectively.

For the years ended December 31, 2021, 2020 and 2019, most of the Company’s assets were located in the PRC and all of the Company’s revenues were derived from the PRC.

For the year ended December 31, 2021, one major supplier accounted for approximately 8.3% of total purchase. For the year ended December 31, 2020, one major supplier accounted for 9.7% of total purchase. For the year ended December 31, 2019, one major supplier accounted for 16.2% of total purchase. As of December 31, 2021, one major supplier accounted for approximately 33.1% of the advance to suppliers balance. As of December 31, 2020, one major supplier accounted for approximately 20.7% of the accounts payable balance. As of December 31, 2019, one major supplier accounted for approximately 74.6% of the advance to suppliers balance.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

● Impact of Covid-19

In December 2019, a novel strain of coronavirus (COVID-19) surfaced. The spread of COVID-19 around the world in the first quarter of 2020 has caused significant volatility in the U.S. and international markets. For the year ended December 31, 2021, the Company’s sales decreased by 45% compared to sales of last year, since the epidemic spread and the transportation was obstructed in some cities. It caused the supply of food products became more difficulty. However, the restaurant business was adversely affected due to the temporary lockdown. As government officials started to ease the restrictive measures, the impact of COVID-19 on labor workforce, availability of products and supplies used in operations are immaterial.

● Recent accounting pronouncements

In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): The amendments in this Update require a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The amendments broaden the information that an entity must consider in developing its expected credit loss estimate for assets measured either collectively or individually. The use of forecasted information incorporates more timely information in the estimate of expected credit loss, which will be more decision useful to users of the financial statements. This ASU is effective for annual and interim periods beginning after December 15, 2019 for issuers and December 15, 2020 for non-issuers. Early adoption is permitted for all entities for annual periods beginning after December 15, 2018, and interim periods therein. In May 2019, the FASB issued ASU 2019-05, Financial Instruments—Credit Losses (Topic 326): Targeted Transition Relief. This update adds optional transition relief for entities to elect the fair value option for certain financial assets previously measured at amortized cost basis to increase comparability of similar financial assets. The updates should be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified retrospective approach). In November 19, 2019, the FASB issued ASU 2019-10 to amend the effective date for ASU 2016-13 to be fiscal years beginning after December 15, 2022 and interim periods therein. The Company does not believe this guidance will have a material impact on its consolidated financial statements.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s consolidated financial statements upon adoption.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS